UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21835______

_______BlackRock Long-Term Municipal Advantage Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Long-Term Municipal Advantage Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Long-Term Municipal Advantage Trust (BTA)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—87.7%
		Municipal Bonds—87.7%
		California—7.9%
BBB	$72,945	Stanislaus Cnty. Tobacco Sec. Cap. Apprec. RB, Ser. A, Zero Coupon, 6/01/46	06/16 @ 18.256	$ 7,314,925
BBB+	7,250	Statewide Cmntys. RB, Daughters of Charity Hlth. Proj., Ser. A, 5.00%, 7/01/39	07/15 @ 100	7,162,565

				14,477,490

		District of Columbia—13.7%
BBB	7,250	Tobacco Settlement Asset Bkd. Bds., 6.25%, 5/15/24	05/11 @ 101	7,697,760
BBB	15,415	Tobacco Settlement Fin. Corp. RB, 6.50%, 5/15/33	No Opt. Call	17,529,630

				25,227,390

		Florida—0.6%
NR	1,150	Baywinds Cmnty. Dev. Dist. RB, Ser. A, 5.25%, 5/01/37	05/16 @ 100	1,141,260

		Georgia—0.5%
BBB	1,000	Cobb Cnty. Dev. Auth. RB, Waga Sld. Wst. Mgt. Proj., Ser. A, 5.00%, 4/01/33	04/16 @ 101	992,670

		Idaho—2.8%
		Madison Cnty. Hosp. COP,
BBB-	2,145	5.25%, 9/01/26	09/16 @ 100	2,187,878
BBB-	1,000	5.25%, 9/01/30	09/16 @ 100	1,011,870
BBB-	2,000	5.25%, 9/01/37	09/16 @ 100	2,018,740

				5,218,488

		Illinois—8.1%
A-	14,890	Fin. Auth. RB, Illinois Inst. of Technology Proj., Ser. A, 5.00%, 4/01/36	04/16 @ 100	14,971,299

		New Jersey—4.2%
BBB	7,500	Tobacco Settlement Fin. Corp. Asset Bkd. Bds., 5.75%, 6/01/32	06/12 @ 100	7,788,975

		New Mexico—8.1%
BBB	15,000	Farmington PCRB, San Juan Proj., Ser. B, 4.875%, 4/01/33	04/16 @ 101	14,899,650

		New York—24.2%
AA-	15,000	Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	16,513,500
BBB	5,000	Nassau Cnty. Tobacco Asset Bkd. Bds., Ser. A2, Zero Coupon, 6/01/26	06/16 @ 100	4,245,700
B-	7,600	New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	8,351,488
AA+	15,000	New York City Mun. Wtr. Fin. Auth. RB, Ser. D, 5.00%, 6/15/39	06/15 @ 100	15,478,800

				44,589,488

		Puerto Rico—3.8%
BBB-	6,825	Indl. Tourist Edl. RB, Ana G. Mendez Univ. Sys. Proj., 5.00%, 3/01/36	03/16 @ 100	6,893,728

		South Carolina—8.4%
AAA	15,000	Transp. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/33, AMBAC	10/13 @ 100	15,510,750

		Texas—5.4%
Baa2	10,000	Brazos River Auth. PCRB, 5.00%, 3/01/41	03/11 @ 100	9,925,400

		Total Municipal Bonds		161,636,588

		Tender Obligation Municipal Bonds—0.0%
		California—0.0%
AAA	5	Golden St. Tobacco Sec. RITES, Ser. 1271, 6/01/45, AMBAC	06/15 @ 100	—
AAA	5	Univ. of California RITES, Ser. 1274, 5/15/38, MBIA	05/13 @ 101	—

				—

		Georgia—0.0%
AAA	5	Atlanta Arpt. Passenger Fac. RITES, Ser. 1283, 1/01/33, FSA	07/14 @ 100	—
AAA	5	Atlanta Wtr. & Wastewtr. RITES, Ser. 1273, 11/01/43, FSA	11/14 @ 100	—

				—

		Illinois—0.0%
AAA	5	Chicago O’Hare Intl. Arpt. RITES, Ser. 1284, 1/01/33, FGIC	01/16 @ 100	—

		Indiana—0.0%
AA	10	Carmel Ind. Redev. Auth. Lease RITES, Ser. 1275, 2/01/33	02/16 @ 100	—

1

BlackRock Long-Term Municipal Advantage Trust (BTA) (continued)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Nebraska—0.0%
AAA	$ 5		Omaha Pub. Pwr. Dist. Elec. RITES, Ser. 1289, 2/01/36, FGIC	02/16 @ 100	$ —

			North Carolina—0.0%
AA	5		Charlotte Mecklenberg Hosp. RITES, Ser. 1272, 1/15/45	01/15 @ 100	—
AA+	5		Univ. of No. Carolina Chapel Hill RITES, Ser. 1287, 12/01/34	12/15 @ 100	—

					—

			Texas—0.0%
AAA	5		New Caney Indpt. Sch. Dist. RITES, Ser. 1286, 2/15/35	02/16 @ 100	—

			Total Long-Term Investments (cost $162,940,245)		161,636,588

			SHORT-TERM INVESTMENTS—11.9%
			Pennsylvania—0.7%
A-1+	1,200	[3]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs. RB, 3.24%, 4/03/06, FRDD	N/A	1,200,000

			Tennessee—1.2%
VMIG1	2,300		Montgomery Cnty. Pub. Bldg. Auth. RB, 3.17%, 4/03/06, FRDD	N/A	2,300,000

	Shares
			MONEY MARKET FUNDS—10.0%
NR	9,200		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	9,200,000
NR	9,200		SSgA Tax Free Money Mkt. Fund	N/A	9,200,000

					18,400,000

			Total Short-Term Investments (cost $21,900,000)		21,900,000

			Total Investments—99.6% (cost $184,840,2454)		$183,536,588
			Other assets in excess of liabilities—0.4%		668,558

			Net Assets Applicable to Common Shareholders—100%		$184,205,146

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[4]	Cost for Federal income tax purposes is $184,840,245. The net unrealized depreciation on a tax basis is $1,303,657, consisting of $195,909 gross unrealized appreciation and $1,499,566 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	RITES	—	Residual Interest Tax Exempt Bonds
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Long-Term Municipal Advantage Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006